Expense Example (, (New York Tax-Free Income Fund), Class A, USD $)	0 Months Ended
Jan. 03, 2014
| (New York Tax-Free Income Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 487
Expense Example, with Redemption, 3 Years	703
Expense Example, with Redemption, 5 Years	937
Expense Example, with Redemption, 10 Years	$ 1,607